Prepaid Expenses and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments and Other Current Assets [Abstract]
Prepayments to suppliers	$ 1,145,460	$ 1,168,922
Deposits	76,786	72,716
Tax prepayment	59,188	72,886
Other receivables	5,295	4,928
Subtotal	1,286,729	1,319,452
Allowance for doubtful accounts	(78,623)	(73,196)
Total prepaid expenses and other current assets	$ 1,208,106	$ 1,246,256